Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Segment Reporting [Line Items]
Segment Reporting
4. S
EGMENT
R
EPORTING
Our reportable segments are Marketplace and Resale. Through the Marketplace segment, the Company acts as an intermediary between ticket sellers and ticket buyers within its secondary ticket marketplace. Through the Resale segment, the Company acquires tickets from primary sellers, which it then sells through secondary ticket marketplaces. Revenues and contribution margin are used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance of the business. The Company defines contribution margin as revenues less cost of revenues and marketing and selling expenses.
We do not report our assets, capital expenditures, or related depreciation and amortization expenses by segment, because our CODM does not use this information to evaluate the performance of our operating segments.
The following table represents our segment information for the three and nine months ended September 30, 2020 (in thousands):

	Three Months Ended September 30, 2020			Nine Months Ended September 30, 2020
	Marketplace	Resale	Consolidated	Marketplace	Resale	Consolidated
Revenues	$(5,832)	$(1,250)	$(7,082)	$23,111	$10,571	$33,682
Cost of revenues (exclusive of depreciation and amortization shown separately below)	949	(570)	379	12,497	9,813	22,310
Marketing and selling	1,511	—	1,511	35,092	—	35,092

Contribution margin	$(8,292)	$(680)	(8,972)	$(24,478)	$758	(23,720)
General and administrative			12,854			53,452
Depreciation and amortization			80			48,057
Impairment charges			—			573,838

Loss from operations			(21,906)			(699,067)
Interest expense—net			18,310			41,076
Loss on extinguishment of debt			—			685

Net loss			$(40,216)			$(740,828)

The following table represents our segment information for the three and nine months ended September 30, 2021 (in thousands):

	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	Marketplace	Resale	Consolidated	Marketplace	Resale	Consolidated
Revenues	$120,465	$19,073	$139,538	$247,106	$32,044	$279,150
Cost of revenues (exclusive of depreciation and amortization shown separately below)	15,694	14,781	30,475	32,101	22,285	54,386
Marketing and selling	50,371	—	50,371	104,748	—	104,748

Contribution margin	$54,400	$4,292	58,692	$110,257	$9,759	120,016
General and administrative			42,509			87,486
Depreciation and amortization			711			1,506

Income from operations			15,472			31,024
Interest expense - net			17,319			50,477

Net loss			$(1,847)			$(19,453)

5. S
EGMENT
R
EPORTING
For all periods presented, our reportable segments are Marketplace and Resale. Through the Marketplace segment, the Company acts as an intermediary between ticket sellers and ticket buyers within its secondary marketplace. Through the Resale segment, the Company generates revenue by acquiring tickets from primary sellers, which it then sells through secondary ticket marketplaces. Revenues and contribution margin are used by the Company’s CODM to assess performance of the business. The Company defines contribution margin as revenues less cost of revenues and marketing and selling expenses.
We do not report our assets, capital expenditures, or related depreciation and amortization expenses by segment, because our CODM does not use this information to evaluate operating segments. The following table represents our segment information for the year ended December 31, 2019 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$403,645	$65,280	$468,925
Cost of revenues (exclusive of depreciation and amortization shown separately below)	52,857	53,146	106,003
Marketing and selling	178,446	—	178,446

Contribution margin	$172,342	$12,134	184,476
General and administrative			101,335
Depreciation and amortization			93,078

Loss from operations			(9,937)
Interest expense — net			41,497
Loss on extinguishment of debt			2,414

Net loss			$(53,848)

The following table represents our segment information for the year ended December 31, 2020 (in thousands):

	Marketplace	Resale	Consolidated
Revenues	$23,281	$11,796	$35,077
Cost of revenues (exclusive of depreciation and amortization shown separately below)	13,741	10,949	24,690
Marketing and selling	38,121	—	38,121

Contribution margin	$(28,581)	$847	(27,734)
General and administrative			66,199
Depreciation and amortization			48,247
Impairment charges			573,838

Loss from operations			(716,018)
Interest expense — net			57,482
Loss on extinguishment of debt			685

Net loss			$(774,185)

Substantially all of the Company’s sales occur and assets reside in the United States.